Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited)

Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Agency Fixed Rate Mortgages (29.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$1,681		2.50%	05/01/50 - 11/01/52	$ 1,371,195
184		3.00	04/01/50	159,788
61		3.50	08/01/49	54,697
1,718		4.00	07/01/49 - 11/01/52	1,576,769
1,642		4.50	10/01/52	1,550,327
	Gold Pools:
259		3.50	01/01/44 - 09/01/47	237,847
268		4.00	12/01/41 - 10/01/44	256,973
310		4.50	03/01/41 - 01/01/49	303,945
57		5.00	12/01/40 - 05/01/41	56,960
7		5.50	07/01/37	6,755
10		6.00	12/01/37	9,853
5		6.50	06/01/29	4,961
21		7.50	05/01/35	21,654
10		8.00	08/01/32	10,090
17		8.50	08/01/31	18,363
	Federal National Mortgage Association,
1,993		3.50	06/01/52	1,773,325
	August TBA:
7,000	(a)	4.00	08/01/53	6,540,351
6,000	(a)	4.50	08/01/53	5,748,515
6,000	(a)	5.00	08/01/53	5,865,469
12,450	(a)	5.50	08/01/53	12,371,215
3,000	(a)	6.00	08/01/53	3,020,156
	Conventional Pools:
1,373		1.50	01/01/51 - 03/01/51	1,077,407
321		2.00	11/01/50	254,810
829		2.50	02/01/50 - 09/01/51	702,218
959		3.00	08/01/46 - 02/01/50	850,818
3,079		3.50	09/01/42 - 10/01/52	2,762,417
878		4.00	04/01/45 - 01/01/49	834,227
433		4.50	08/01/40 - 08/01/49	414,669
153		5.00	12/01/40 - 12/01/48	154,038
5		5.50	08/01/37	5,162
254		6.50	02/01/28 - 11/01/33	262,004
10		7.00	10/01/30 - 06/01/32	10,483
26		7.50	08/01/37	27,069
26		8.00	04/01/33	27,080
28		8.50	10/01/32	29,158
6		9.50	04/01/30	6,240

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Government National Mortgage Association,
$7,493		7.00%	04/20/53 - 07/20/53	$ 7,610,088
	August TBA:
1,000	(a)	4.00	08/20/53	942,395
2,000	(a)	6.00	08/20/53	2,010,000
	Various Pools:
2,693		2.50	03/20/50 - 04/20/51	2,287,983
1,170		3.00	09/20/49 - 08/20/50	1,014,801
1,755		3.50	10/20/44 - 10/20/50	1,593,970
1,059		4.00	07/15/44 - 11/20/51	983,909
336		4.50	12/20/48 - 12/20/49	321,419
314		5.00	05/20/41 - 06/20/49	306,737
395		6.00	08/20/52	395,388
1,453		6.50	11/20/52	1,478,672
5,939		7.00	12/20/52 - 02/20/53	6,032,769
	Total Agency Fixed Rate Mortgages (Cost $75,294,698)			73,355,139
	Asset-Backed Securities (23.9%)
372	ABFC 2004-OPT2 Trust 1 Month Term SOFR + 0.89%	6.193(b)	10/25/33	360,117
109	ABFC 2005-WF1 Trust 1 Month Term SOFR + 1.06%	6.358(b)	07/25/34	103,245
2,000	ACM Auto Trust, Class B (c)	9.85	06/20/30	2,021,945
	Amortizing Residential Collateral Trust
324	1 Month USD LIBOR + 0.29%	5.79(b)	10/25/31	298,907
293	1 Month Term SOFR + 0.87%	6.173(b)	10/25/32	262,878
93	Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.74% - 1 Month Term SOFR	3.748(d)	12/25/33	103,785
927	Bayview Financial Revolving Asset Trust, Class A1 1 Month Term SOFR + 1.11% (c)	6.432(b)	12/28/40	865,646
845	Bear Stearns Asset-Backed Securities I Trust, Class M8 1 Month Term SOFR + 5.36%	10.663(b)	10/25/34	841,498
	Bear Stearns Asset-Backed Securities Trust
24		4.035(b)	07/25/36	23,492
86	1 Month Term SOFR + 1.41%	6.713(b)	10/27/32	85,044
15	1 Month Term SOFR + 2.06%	7.363(b)	12/25/42	15,180
1,860	1 Month Term SOFR + 3.79%	9.088(b)	08/25/43	1,910,515
257	Business Loan Express Business Loan Trust 1 Month USD LIBOR + 0.40% (c)	5.769(b)	10/20/40	227,619
1,433	Cascade MH Asset Trust (c)	4.25	08/25/54	1,264,179
95	Cendant Mortgage Corp. (c)	6.00(b)	07/25/43	89,946
10	Citicorp Residential Mortgage Trust, Class A5	4.909	03/25/37	9,890

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Conn's Receivables Funding LLC
	$900	(c)	0.00%	12/15/26	$ 749,985
	3,402	(c)	9.52	12/15/26	3,409,380
	468	Conseco Finance Securitizations Corp.	7.424(b)	03/01/33	468,678
	3,801	CoreVest American Finance 2020-4 Trust (c)	3.812(b)	12/15/52	276,838
		ECAF I Ltd.
	38	(c)	3.473	06/15/40	19,074
	652	(c)	4.947	06/15/40	396,825
	110	EquiFirst Mortgage Loan Trust 1 Month Term SOFR + 3.11%	8.413(b)	10/25/34	103,115
EUR	1,218	European Residential Loan Securitisation 2019-NPL1 DAC 1 Month EURIBOR + 3.25% (Ireland)	6.722(b)	07/24/54	1,321,910
	1,059	European Residential Loan Securitisation DAC, Class A, Series 2019-NPL2 3 Month EURIBOR + 3.00% (Ireland)	6.472(b)	02/24/58	1,152,602
		Finance of America HECM Buyout
	$4,000		6.00(b)	08/01/32	2,694,246
	1,000	(c)	6.414(b)	02/25/32	853,724
	2,000	(c)	7.87(b)	02/25/32	1,678,428
	155	Financial Asset Securities Corp. AAA Trust 1 Month USD LIBOR + 0.41% (c)	5.84(b)	02/27/35	152,418
		FMC GMSR Issuer Trust
	1,000	(c)	4.36(b)	07/25/26	777,945
	1,000	(c)	10.07	07/25/27	947,486
	988	FortiFi, Class A, Series 2023-1A (c)	6.23	09/20/59	961,595
	240	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967	12/15/44	214,521
	1,628	GITSIT Mortgage Loan Trust, Class A1 (c)	8.353(b)	05/25/53	1,625,567
	771	Home Partners of America 2019-1 Trust (c)	3.866	10/19/39	656,688
	1,031	JOL Air Ltd., Class A (Cayman Islands) (c)	3.967	04/15/44	929,089
	301	Kestrel Aircraft Funding Ltd., Class A (Cayman Islands) (c)	4.25	12/15/38	259,831
	163	Lehman ABS Manufactured Housing Contract Trust	6.63(b)	04/15/40	160,330
	764	LoanMe Trust Prime (c)	5.00	09/15/34	699,262
EUR	952	LSF11 Boson Investments Sarl Compartment 2, Class A1, Series 2021-NPLX 3 Month EURIBOR + 2.00% (Spain)	5.422(b)	11/25/60	1,006,984
	$127	MERIT Securities Corp.	7.88	12/28/33	126,724
	281	METAL LLC (c)	4.581	10/15/42	173,105
	134	New Century Home Equity Loan Trust 1 Month Term SOFR + 0.91%	4.253(b)	11/25/33	118,133
	450	New Residential Advance Receivables Trust Advance Receivables Backed, Class DT1 (c)	3.011	08/15/53	448,762

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,386	New Residential Mortgage LLC	5.437%	06/25/25 - 07/25/25	$ 2,287,974
GBP	1,000	Newday Funding Master Issuer PLC 3 Month GBP SONIA + 5.00% (United Kingdom) (c)	9.94(b)	07/15/30	1,303,398
		Newtek Small Business Loan Trust
	$1,207	Daily U.S. Prime Rate - 0.70% (c)	7.55(b)	10/25/49	1,195,265
	141	Daily U.S. Prime Rate - 0.55% (c)	7.70(b)	02/25/44	139,049
	964	Daily U.S. Prime Rate - 0.50% (c)	7.75(b)	07/25/50	958,741
		NRZ Advance Receivables Trust
	160	(c)	1.475	09/15/53	158,704
	1,600	(c)	2.863	09/15/53	1,585,967
	1,000	(c)	5.663	09/15/53	990,613
		NRZ Excess Spread-Collateralized Notes
	399	(c)	2.981	03/25/26	361,487
	419	(c)	3.844	12/25/25	389,919
	963	NRZ FHT Excess LLC, Class A (c)	4.212	11/25/25	891,457
		Oakwood Mortgage Investors, Inc.
	849		7.405(b)	06/15/31	110,617
	46		7.72	04/15/30	45,337
	103		7.84(b)	11/15/29	103,167
EUR	867	Palatino SPV, Class AR 6 Month EURIBOR + 2.50% (Italy)	6.27(b)	12/01/45	909,218
		PMT FMSR Issuer Trust
	$1,750	1 Month USD LIBOR + 3.00% (c)	8.413(b)	03/25/26	1,693,902
	1,500	SOFR30A + 4.19% (c)	9.259(b)	06/25/27	1,499,999
		PNMAC GMSR Issuer Trust
	1,500	1 Month USD LIBOR + 3.35% (c)	8.763(b)	04/25/25	1,490,948
	1,500	SOFR30A + 4.25% (c)	9.319(b)	05/25/27	1,497,804
EUR	1,500	Portman Square IE, Class A, Series 2023-NPL1A 3 Month EURIBOR + 3.50% (Ireland) (c)	7.221(b)	07/25/63	1,641,291
	$1,147	PRET LLC, Class A1 (c)	1.843	09/25/51	1,048,060
EUR	845	Prosil Acquisition SA, Class A, Series 1 3 Month EURIBOR + 2.00% (Spain)	5.714(b)	10/31/39	842,945
	$1,675	Raptor Aircraft Finance I LLC (c)	4.213	08/23/44	1,324,444
	426	ReadyCap Lending Small Business Loan Trust Daily U.S. Prime Rate - 0.50% (c)	7.75(b)	12/27/44	409,514
	267	Saxon Asset Securities Trust 1 Month Term SOFR + 1.24%	6.538(b)	12/25/32	223,990
		Shenton Aircraft Investment I Ltd.
	717	(c)	4.75	10/15/42	614,118
	236	(c)	5.75	10/15/42	140,595
GBP	883	Small Business Origination Loan Trust DAC 3 Month GBP SONIA + 4.50% (Ireland)	9.44(b)	03/01/30	1,125,812
	$230	Start II Ltd. (Bermuda) (c)	4.089	03/15/44	204,115

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	TH MSR issuer Trust
$1,100	1 Month Term SOFR + 2.91% (c)	8.212(b)%	06/25/24	$ 1,066,410
400	1 Month Term SOFR + 2.91% (c)	8.212(b)	06/25/24	387,785
1,607	VCAT LLC, Class A1, Series 2021-NPL5 (c)	1.868	08/25/51	1,493,743
211	WAVE Trust (c)	3.844	11/15/42	169,741
	Total Asset-Backed Securities (Cost $60,963,028)			59,173,260
	Collateralized Mortgage Obligations - Agency Collateral Series (2.9%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
167		0.009(b)	10/15/39	5,197
527		0.112(b)	09/15/41	16,135
332		0.24(b)	10/15/40	13,315
259		0.295(b)	08/15/42	8,707
187		0.388(b)	04/15/39	6,582
92		0.41(b)	10/15/41	3,778
424	5.89% - SOFR30A	0.818(d)	11/15/43 - 06/15/44	32,851
9,030		2.00	10/25/50	1,090,623
27		5.00	08/15/41	5,951
	IO STRIPS
721		0.599(b)	10/15/37	32,546
45		7.00	06/15/30	6,263
	REMIC
56	12.00% - 2.67 x 1 Month USD LIBOR	0.00(d)	12/15/43	55,844
87		3.50	02/15/42	81,448
	Federal National Mortgage Association,
	IO REMIC
934		0.002(b)	03/25/46	28,087
252		0.404(b)	10/25/39	10,975
98	5.54% - SOFR30A	0.467(d)	11/25/41	1,273
172		0.628(b)	03/25/44	4,609
431	5.94% - SOFR30A	0.867(d)	06/25/42	39,860
53	6.44% - SOFR30A	1.367(d)	08/25/41	980
532		2.00	07/25/50	293,341
26		3.50	03/25/43	142
	IO STRIPS
9		7.00	11/25/27	921
35		8.00	05/25/30 - 06/25/30	4,544
5		8.50	10/25/24	137
	REMIC
19		0.514(b)	04/25/39	15,863
1	SOFR30A + 1.31%	6.384(b)	12/25/23	1,107

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Government National Mortgage Association,
$2	1 Month USD LIBOR + 0.77%	4.644(b)%	02/20/66	$ 1,959
40	1 Month USD LIBOR + 0.45%	5.613(b)	02/20/61	40,213
22	1 Month USD LIBOR + 0.70%	5.863(b)	08/20/63	22,485
	IO
6,303		0.008(b)	12/20/70	269,457
5,991		0.019(b)	02/20/68	260,785
2,427		0.044(b)	02/20/65	77,068
274		0.05(b)	01/20/68	14,148
482		0.073(b)	03/20/67	23,508
5,538		0.112(b)	12/20/66	284,233
5,906		0.176(b)	10/20/64	356,361
5,050		0.34(b)	05/20/67	223,623
8,955		0.497(b)	05/20/72	430,790
246	5.89% - 1 Month Term SOFR	0.631(d)	08/20/42	22,937
985		0.663(b)	08/20/58	7,852
296	5.99% - 1 Month Term SOFR	0.731(d)	04/20/41 - 08/20/42	27,088
283	6.03% - 1 Month Term SOFR	0.771(d)	12/20/43	31,212
1,433		0.825(b)	06/20/67	86,359
206	6.19% - 1 Month Term SOFR	0.931(d)	09/20/43	9,573
153	6.44% - 1 Month Term SOFR	1.214(d)	08/16/34	8,770
1,784		1.357(b)	01/20/64	29,310
1,380		1.554(b)	05/20/64	55,673
535		2.079(b)	09/20/65	21
1,913		2.50	11/20/51	241,823
752		3.50	06/20/41 - 10/16/42	113,891
32		4.50	05/20/40	2,116
27		5.00	02/16/41	5,300
	IO PAC
16		5.00	10/20/40	1,153
	IO REMIC
2,615		0.028(b)	08/20/69	138,155
249		0.036(b)	02/20/68	11,041
1,007		0.049(b)	02/20/68	50,946
3,702		0.128(b)	11/20/64	147,033
1,198		0.129(b)	11/20/67	79,748
419		0.161(b)	10/20/67	10,663
2,550		0.227(b)	09/20/64	176,529
851		0.243(b)	10/20/67	47,539
635		0.428(b)	06/20/67	23,462
2,379		1.655(b)	07/20/67	72,896
7,271		2.00	11/20/50	827,664
5,215		2.082(b)	01/20/66	163,222

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
$5,437		2.163(b)%	02/20/68	$ 229,448
2,958		2.359(b)	07/20/65	83,814
1,082		2.36(b)	07/20/67	51,910
8,325		2.66(b)	06/20/66	673,290
417		3.50	05/20/43	66,488
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,754,384)			7,262,635
	Commercial Mortgage-Backed Securities (5.9%)
309	Bayview Commercial Asset Trust, 1 Month Term SOFR + 0.56% (c)	5.713(b)	10/25/36	293,109
177	CG-CCRE Commercial Mortgage Trust, 1 Month Term SOFR + 1.97% (c)	7.19(b)	11/15/31	170,910
	Citigroup Commercial Mortgage Trust,
220		4.573(b)	09/10/58	188,406
1,971	IO	0.871(b)	09/10/58	28,101
	Commercial Mortgage Trust,
100	(c)	4.735(b)	07/15/47	85,239
2,115	IO	0.503(b)	02/10/47	1,408
832	IO	0.657(b)	10/10/47	4,352
926	COOF Securitization Trust, IO (c)	2.871(b)	10/25/40	46,623
1,003	COOF Securitization Trust II, IO (c)	2.393(b)	08/25/41	44,374
	Credit Suisse Mortgage Trust, Class A,
878	1 Month Term SOFR + 3.57% (c)	8.796(b)	05/15/26	804,877
2,000	1 Month Term SOFR + 3.61% (c)	8.837(b)	12/15/35	1,998,304
1,500	1 Month Term SOFR + 3.83% (c)	9.051(b)	08/15/23	1,381,164
1,821	1 Month Term SOFR + 4.08% (c)	9.306(b)	04/15/26	1,781,845
	CSMC Trust,
1,500	1 Month Term SOFR + 3.14% (c)	8.365(b)	09/09/24	1,505,943
2,100	1 Month Term SOFR + 3.97% (c)	9.189(b)	11/15/23	2,033,842
6,679	GS Mortgage Securities Corportation Trust, IO (c)	0.457(b)	10/10/32	19,718
	GS Mortgage Securities Trust,
450		3.345	07/10/48	374,197
370	(c)	4.546(b)	08/10/46	317,139
	IO
1,536		0.694(b)	09/10/47	8,015
1,077		1.001(b)	04/10/47	3,182
1,458	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.577(b)	12/15/49	21,334
	JPMBB Commercial Mortgage Securities Trust,
267	(c)	4.628(b)	04/15/47	243,708
2,407	IO	0.648(b)	01/15/47	2,487
	KGS-Alpha SBA COOF Trust,

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		IO
	$481	(c)	0.973(b)%	08/25/38	$ 7,560
	390	(c)	3.064(b)	07/25/41	40,675
	402	(c)	3.319(b)	04/25/40	20,472
	600	Natixis Commercial Mortgage Securities Trust (c)	4.135(b)	05/15/39	465,459
CAD	8,526	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.166(b)	02/12/55	265,507
	$769	Sutherland Commercial Mortgage Trust (c)	2.23(b)	12/25/41	717,671
	8,628	UBS Commercial Mortgage Trust, IO	0.918(b)	03/15/51	296,781
	862	Velocity Commercial Capital Loan Trust (c)	6.90	05/25/47	854,010
	746	VMC Finance 2021-HT1 LLC, 1 Month Term SOFR + 1.76% (c)	6.994(b)	01/18/37	727,196
		Total Commercial Mortgage-Backed Securities (Cost $15,016,098)			14,753,608
		Corporate Bonds (2.0%)
		Finance (2.0%)
	1,000	Banco Santander SA (Spain) (c)	5.94	01/08/24	974,996
	2,000	BPCE SA (France) (c)	5.858	01/08/24	1,949,884
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c)	0.00	11/10/28	110,250
	2,000	UBS AG (Switzerland) (c)	5.876	01/16/24	1,947,122
		Total Corporate Bonds (Cost $5,141,432)			4,982,252
		Mortgages - Other (36.1%)
	520	510 Asset Backed 2021-NPL1 Trust (c)	2.24	06/25/61	483,537
	74	Adjustable Rate Mortgage Trust	4.335(b)	04/25/35	67,305
	396	Ajax Mortgage Loan Trust (c)	2.25	06/25/60	381,368
GBP	252	Alba 2005-1 PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.486(b)	11/25/42	301,960
		Banc of America Funding Trust
	$6		5.25	07/25/37	5,368
	214		5.50	09/25/35	198,672
	1,527	Bayview Commercial Asset Trust, Class A1, 1 Month Term SOFR + 0.47% (c)	5.773(b)	07/25/37	1,380,537
	445	Bear Stearns Asset-Backed Securities I Trust 25.64% - 3.29 x 1 Month USD LIBOR	7.852(d)	03/25/36	152,995
	1,500	BHMS Mortgage Trust, Class A, 1 Month Term SOFR + 1.30% (c)	6.769(b)	07/15/35	1,470,340
	1,000	Boston Lending Trust (c)	3.25(b)	05/25/62	828,041
		Cascade Funding Mortgage Trust
	1,557		2.00(b)	09/25/50 - 02/25/52	1,256,638
	1,700	(c)	2.91(b)	02/25/31	1,571,115
	1,200	(c)	3.25(b)	11/25/35	1,052,331

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
	$2,500	(c)	3.735(b)%	06/25/36	$ 2,297,151
	3,500	(c)	3.75(b)	04/25/25	2,779,770
	5,394		4.00(b)	10/25/68 - 06/25/69	4,998,571
	1,500	(c)	5.072(b)	10/27/31	1,355,732
	2,315	(c)	5.683(b)	02/25/31	2,134,955
	2,000	CFMT 2022-HB8 LLC (c)	3.75(b)	04/25/25	1,774,336
		CFMT LLC
	665	(c)	1.374(b)	02/25/31	627,093
	1,650	(c)	3.25(b)	09/25/37	1,291,923
	950	(c)	3.849(b)	10/27/31	867,248
	2,100	(c)	4.00(b)	02/25/37	1,811,317
	2,800	(c)	4.25(b)	04/25/33	2,234,602
		CHL Mortgage Pass-Through Trust
	150		4.285(b)	10/25/33	142,987
	92		4.677(b)	05/20/34	85,168
	196		5.50	10/25/34	188,180
	61		6.00	12/25/36	36,281
	1,298	CIM Trust, Class A1 (c)	2.50(b)	06/25/51	1,041,824
	93	Citigroup Mortgage Loan Trust, Inc. 1 Year CMT + 2.40%	6.47(b)	11/25/35	92,234
		Countrywide Alternative Loan Trust
	38		5.50	02/25/25 - 01/25/36	24,959
	123		5.75	03/25/34	121,747
	71	40.02% - 6 x 1 Month USD LIBOR	7.545(d)	05/25/37	59,256
	335	Credit Suisse First Boston Mortgage Securities Corp. 1 Month Term SOFR + 3.41%	8.713(b)	02/25/32	345,352
		CSFB Mortgage-Backed Pass-Through Certificates
	222		3.987(b)	05/25/34	200,215
	470		6.50	11/25/35	88,818
	1,366	CSMC Trust, Class A1 (c)	3.904(b)	04/25/62	1,258,824
EUR	129	Dssv Sarl 3 Month EURIBOR + 3.00% (Spain)	6.663(b)	10/15/24	139,433
	317	E-MAC DE 2005-I BV 3 Month EURIBOR + 0.50% (Netherlands)	11.552(b)	05/25/52	338,775
	139	E-MAC NL 2004-I BV 3 Month EURIBOR + 0.18% (Netherlands)	5.974(b)	07/25/36	139,382
	79	E-MAC NL 2005-I BV 3 Month EURIBOR + 0.23% (Netherlands)	8.221(b)	04/25/38	72,573
	156	E-MAC Program BV 3 Month EURIBOR + 2.00% (Netherlands)	5.794(b)	01/25/48	151,413
	98	E-MAC Program II BV 3 Month EURIBOR + 2.00% (Netherlands)	5.721(b)	04/25/48	98,038

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		EMF-NL Prime
EUR	190	3 Month EURIBOR + 0.80% (Netherlands)	4.463(b)%	04/17/41	$ 197,769
	200	3 Month EURIBOR + 0.85% (Netherlands)	4.513(b)	04/17/41	184,693
	186	Eurohome Mortgages PLC 3 Month EURIBOR + 0.21% (Ireland)	3.46(b)	08/02/50	152,403
	500	Eurosail-Nl 2007-1 BV 3 Month EURIBOR + 1.10% (Netherlands)	4.763(b)	04/17/40	496,798
		Eurosail-NL 2007-2 BV
	1,000	3 Month EURIBOR + 1.80% (Netherlands)	5.463(b)	10/17/40	1,081,554
	500	3 Month EURIBOR + 2.20% (Netherlands)	5.863(b)	10/17/40	527,450
GBP	908	Farringdon Mortgages No. 2 PLC 3 Month GBP SONIA + 1.62% (United Kingdom)	6.58(b)	07/15/47	1,100,818
		Federal Home Loan Mortgage Corporation
	$632		3.00	09/25/45 - 05/25/47	544,986
	32		3.50	05/25/45	28,177
	121	Flagstar Mortgage Trust, Class A3 (c)	3.00(b)	03/25/50	94,195
		FMC GMSR Issuer Trust
	1,100	(c)	3.62(b)	07/25/26	902,042
	1,000	(c)	4.45(b)	01/25/26	865,524
	830	Galton Funding Mortgage Trust (c)	4.00(b)	02/25/59	768,689
EUR	500	Great Hall Mortgages No. 1 PLC 3 Month EURIBOR + 0.22% (United Kingdom)	3.767(b)	03/18/39	524,658
	$121	GSAA Trust	6.00	04/01/34	116,244
		GSR Mortgage Loan Trust
	176		4.03(b)	12/25/34	159,610
	12		5.00	02/25/34	10,847
	3		5.50	11/25/35	2,662
	36	1 Month Term SOFR + 0.36%	5.663(b)	03/25/35	20,912
	268		6.00	09/25/35	254,935
	4	1 Year CMT + 1.75%	6.78(b)	03/25/33	3,555
	89	HarborView Mortgage Loan Trust	4.423(b)	05/19/33	81,310
	1,554	Harvest Commercial Capital Loan Trust, Class M5 (c)	5.964(b)	04/25/52	1,327,987
	49	Impac CMB Trust 1 Month Term SOFR + 0.91%	6.208(b)	10/25/34	47,822
	437	IMS Ecuadorian Mortagage Trust (c)	3.40	08/18/43	405,185
	79	IndyMac INDX Mortgage Loan Trust	4.495(b)	11/25/34	74,793
	394	Interstar Millennium Trust, Class A, 3 Month USD LIBOR + 0.40% (Australia)	5.957(b)	03/14/36	360,228
		JP Morgan Mortgage Trust
	99	(c)	3.00(b)	10/25/50	77,514
	74		3.42(b)	12/25/34	64,082
	78	(c)	3.745(b)	07/27/37	70,759

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
EUR	171	Lansdowne Mortgage Securities No. 1 PLC 3 Month EURIBOR + 0.30% (Ireland)	3.826(b)%	06/15/45	$ 179,219
	351	Lansdowne Mortgage Securities No. 2 PLC 3 Month EURIBOR + 0.34% (Ireland)	3.862(b)	09/16/48	344,470
	$1,075	LHOME Mortgage Trust, Class A1 (c)	8.00(b)	06/25/28	1,070,064
EUR	216	Ludgate Funding PLC 3 Month EURIBOR + 0.42% (United Kingdom)	3.894(b)	12/01/60	206,551
GBP	405	Mansard Mortgages PLC 3 Month GBP SONIA + 0.72% (United Kingdom)	5.68(b)	10/15/48	476,813
	$192	MASTR Adjustable Rate Mortgages Trust	4.552(b)	06/25/34	174,687
		MASTR Alternative Loan Trust
	124		5.00	05/25/18	109,817
	91		6.00	05/25/33	84,523
	1	MASTR Asset Securitization Trust	5.50	10/25/25	1,038
	103	MASTR Reperforming Loan Trust (c)	7.50	05/25/35	79,134
	395	MERIT Securities Corp. 1 Month USD LIBOR + 2.25% (c)	7.682(b)	09/28/32	352,281
		Merrill Lynch Mortgage Investors Trust
	17		3.92(b)	01/25/37	16,290
	62		4.401(b)	02/25/34	59,449
	13	6 Month USD LIBOR + 0.50%	5.643(b)	04/25/29	12,032
EUR	1,000	Miravet Sarl - Compartment 3 Month EURIBOR + 1.60% (Luxembourg)	5.015(b)	05/26/65	1,055,680
	$69	Morgan Stanley Mortgage Loan Trust (e)	4.949(b)	02/25/34	65,491
	125	Mortgage Equity Conversion Asset Trust 1 Year CMT + 0.47% (c)	5.85(b)	02/25/42	124,093
	58	National City Mortgage Capital Trust	6.00	03/25/38	53,505
GBP	230	Newgate Funding PLC 3 Month GBP LIBOR + 3.00% (United Kingdom)	8.005(b)	12/15/50	263,748
	$3,000	Ocwen Loan Investment Trust, Class M2 (c)	3.00(b)	06/25/36	2,491,554
	1,981	Onslow Bay Financial LLC, Class A1 (c)	3.00(b)	01/25/52	1,633,760
GBP	928	Parkmore Point RMBS 2022-1 PLC, Class A, 3 Month GBP SONIA + 1.50% (United Kingdom)	6.462(b)	07/25/45	1,181,080
	$1,134	PMC PLS ESR Issuer LLC (c)	5.114	02/25/27	1,077,129
	911	PRKCM 2023-AFC1 Trust, Class A1 (c)	6.598	02/25/58	918,450
	928	PRPM 2022-INV1 Trust (c)	4.40	04/25/67	880,382
	830	PRPM 2023-1 LLC, Class A1 (c)	6.878(b)	02/25/28	820,879
	39	RBSSP Resecuritization Trust (c)	81.493(b)	09/26/37	131,569
	101	Reperforming Loan REMIC Trust (c)	8.50	06/25/35	96,338
	73	Residential Accredit Loans, Inc. Trust	6.00	06/25/36	57,436
	13,186	Residential Asset Securitization Trust	0.50	04/25/37	219,085

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)			Coupon Rate	Maturity Date	Value
		Resloc UK PLC
EUR	340	3 Month EURIBOR + 0.45% (United Kingdom)	3.976(b)%	12/15/43	$ 333,789
	$1,264	SOFR + 0.16% (United Kingdom) (c)	5.363(b)	12/15/43	1,210,329
		RMF Buyout Issuance Trust
	1,000	(c)	3.69(b)	11/25/31	832,585
	1,500	(c)	4.50(b)	04/25/32	950,524
	2,000	(c)	4.704(b)	11/25/31	1,520,546
	1,200	(c)	4.75(b)	10/25/50	980,537
	4,130	(c)	6.00	10/25/50	2,478,171
		RMF Proprietary Issuance Trust
	1,451	(c)	2.75(b)	10/25/63	1,175,724
	810	(c)	4.00(b)	08/25/62	635,858
		Seasoned Credit Risk Transfer Trust
	6,953		3.00	09/25/55 - 05/25/60	6,101,780
	973		3.25	07/25/56 - 06/25/57	861,280
	2,093		4.00(b)	08/25/56 - 02/25/59	1,905,870
	3,900		4.25(b)	08/25/59 - 05/25/60	3,358,193
	273		4.50	06/25/57	261,347
	68	Sequoia Mortgage Trust 1 Month Term SOFR + 0.89%	6.149(b)	01/20/36	49,902
AUD	500	Solaris Trust 1 Month BBSW + 3.00% (Australia)	7.10(b)	06/15/52	336,085
	$2,400	Stanwich Mortgage Loan Co. LLC (c)	2.735	10/16/26	2,200,871
	167	Structured Adjustable Rate Mortgage Loan Trust	5.682(b)	02/25/35	161,442
		Structured Asset Mortgage Investments II Trust
	38		2.63(b)	04/19/35	32,439
	79	1 Month Term SOFR + 0.57%	5.873(b)	05/25/45	70,879
	169	Structured Asset Securities Corp. Mortgage Pass- Through Certificates	5.752(b)	11/25/30	159,679
	1,157	Structured Asset Securities Corp. Reverse Mortgage Loan Trust 1 Month Term SOFR + 1.96% (c)	7.263(b)	05/25/47	1,113,474
EUR	509	TDA 27 FTA 3 Month EURIBOR + 0.19% (Spain)	3.767(b)	12/28/50	470,725
	$167	TIAA Bank Mortgage Loan Trust (c)	4.00(b)	11/25/48	153,056
GBP	800	Towd Point Mortgage Funding PLC 3 Month GBP SONIA + 3.35% (United Kingdom)	8.098(b)	02/20/54	989,180
	$501	Velocity Commercial Capital Loan Trust, Class M6 (c)	9.681(b)	04/25/46	496,038
	67	Washington Mutual Mortgage Pass-Through Certificates Trust	4.152(b)	09/25/33	62,702
		Total Mortgages - Other (Cost $94,716,011)			89,636,117

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Principal Amount (000)		Coupon Rate	Maturity Date	Value
	Short-Term Investments (13.1%)
	U.S. Treasury Securities (10.2%)
	U.S. Treasury Bill,
$2,000	(f)	4.962%	10/26/23	$ 1,974,880
5,000	(f)	4.99	11/2/23	4,931,819
2,543	(f)(g)	5.01	11/30/23	2,498,191
3,000	(f)	5.027	10/26/23	2,962,319
48	(f)(g)	5.108	11/30/23	47,154
3,000	(f)	5.136	11/9/23	2,956,063
5,000	(f)	5.304	11/16/23	4,921,849
5,000	(f)	5.382	12/21/23	4,896,228
	Total U.S. Treasury Securities (Cost $25,211,004)			25,188,503

Number of Shares (000)
	Investment Company (2.9%)
7,287	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (h) (Cost $7,287,314)		7,287,314
	Total Short-Term Investments (Cost $32,498,318)		32,475,817
	Total Investments (Cost $290,383,969)(i)(j)	113.5%	281,638,828
	Liabilities in excess of Other Assets	(13.5)	(33,490,168)
	Net Assets	100.0%	$248,148,660

BBSW	Australia's Bank Bill Swap.
CMT	Constant Maturity Treasury Note Rate.
DAC	Designated Activity Company.
EURIBOR	Euro Interbank Offered Rate.
HECM	Home Equity Conversion Mortgage
IO	Interest Only Security.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
SOFR30A	30-Day Average SOFR.
SONIA	Sterling Overnight Index Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
(b)
Floating or variable rate securities: The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	144A security − Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2023.
(e)
For the nine months ended July 31, 2023, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and
its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company
Act of 1940, was $7,428, including net realized losses of $49.

(f)	Rate shown is the yield to maturity at July 31, 2023.
(g)	All or a portion of this security was pledged to cover margin requirements for futures contracts.
(h)
The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity
Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds.
For the nine months ended July 31, 2023, advisory fees paid were reduced by $6,491 relating to the Fund's investment in the Liquidity
Funds.

(i)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.
(j)
At July 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,320,890 and the aggregate gross unrealized depreciation is $14,968,689, resulting in net unrealized depreciation of $10,647,799.

Foreign Currency Forward Exchange Contracts:
The Fund had the following foreign currency forward exchange contracts open at July 31, 2023:
Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	EUR	1,794,090		$1,925,478	8/10/23	$(47,875)
Australia & New Zealand Banking Group Ltd.	EUR	878,132		$962,283	8/10/23	(3,591)
Australia & New Zealand Banking Group Ltd.		$4,133	AUD	5,995	8/10/23	(105)
Bank of America NA	GBP	4,882,442		$6,176,509	8/10/23	(89,634)
Barclays Bank PLC		$6,427	CAD	8,425	8/10/23	(37)
Barclays Bank PLC		$2,414	EUR	2,226	8/10/23	34
Barclays Bank PLC		$1,097,698	EUR	1,016,370	8/10/23	20,226
BNP Paribas SA	GBP	243,864		$311,584	8/10/23	(1,391)
BNP Paribas SA		$65,266	EUR	58,083	8/10/23	(1,379)
Credit Agricole CIB	EUR	218,334		$242,179	8/10/23	2,029
Credit Agricole CIB	EUR	170,033		$187,047	8/10/23	24
Credit Agricole CIB	GBP	258,346		$327,080	8/10/23	(4,482)
Credit Agricole CIB		$21,621	EUR	20,000	8/10/23	377
JPMorgan Chase Bank NA		$6,425	CAD	8,444	8/10/23	(21)
Royal Bank of Canada		$72,971	GBP	58,000	8/10/23	1,467
Standard Chartered Bank	EUR	552,850		$611,409	8/10/23	3,319
Standard Chartered Bank	EUR	1,598		$1,760	8/10/23	3

Morgan Stanley Mortgage Securities Trust
Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Foreign Currency Forward Exchange Contracts: (cont'd)
Counterparty	Contracts to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation (Depreciation)
Standard Chartered Bank	EUR	255		$281	8/10/23	$— @
Standard Chartered Bank	EUR	1,295,087		$1,436,898	8/10/23	12,407
State Street Bank & Trust Co.	EUR	62,267		$67,973	8/10/23	(516)
UBS AG	AUD	431,511		$290,390	8/10/23	464
UBS AG	CAD	392,110		$291,825	8/10/23	(5,570)
UBS AG	EUR	596,082		$642,498	8/10/23	(13,144)
UBS AG		$1,687	AUD	2,530	8/10/23	13
UBS AG		$6,184	CAD	8,344	8/10/23	144
Westpac Banking Corp.	EUR	9,141,700		$10,129,918	8/10/23	74,788
						$(52,450)

Futures Contracts:
The Fund had the following futures contracts open at July 31, 2023:
	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Depreciation
Long:
U.S. Treasury 10 yr. Note (United States)	71	Sep−23	$7,100	$7,909,844	$(200,055)
U.S. Treasury 2 yr. Note (United States)	248	Sep−23	49,600	50,351,750	(322,700)
U.S. Treasury 5 yr. Note (United States)	903	Sep−23	90,300	96,458,742	(1,269,060)
U.S. Treasury Long Bond (United States)	20	Sep−23	2,000	2,488,750	(58,393)
					$(1,850,208)

@	Amount is less than $0.50.

AUD —	Australian Dollar
CAD —	Canadian Dollar
EUR —	Euro
GBP —	British Pound
USD —	United States Dollar

Portfolio Composition as of 07/31/23	Percentage of Total Investments
Mortgages - Other	31.8%
Agency Fixed Rate Mortgages	26.1
Asset-Backed Securities	21.0
Short-Term Investments	11.5
Commercial Mortgage-Backed Securities	5.2
Collateralized Mortgage Obligations - Agency Collateral Series	2.6
Corporate Bonds	1.8
Total Investments	100.0%*

*
Does not include open long futures contracts with a value of $157,209,086 and total unrealized depreciation of $1,850,208. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $52,450.

Morgan Stanley Mortgage Securities Trust
Notes to Portfolio of Investments ◾ July 31, 2023 (unaudited)
Valuation of Investments — (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) when market quotations are not readily available, as defined by Rule 2a−5 under the Act, including circumstances under which the Adviser, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.
In connection with Rule 2a−5 of the Act, the Trustees have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley Mortgage Securities Trust
Notes to Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification™ (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:
•Level 1 — unadjusted quoted prices in active markets for identical investments
•Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley Mortgage Securities Trust
Notes to Portfolio of Investments ◾ July 31, 2023 (unaudited) continued
The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:
Investment Type	Level 1 Unadjusted Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$73,355,139	$—	$73,355,139
Asset-Backed Securities	—	59,173,260	—	59,173,260
Collateralized Mortgage Obligations - Agency Collateral Series	—	7,262,635	—	7,262,635
Commercial Mortgage-Backed Securities	—	14,753,608	—	14,753,608
Corporate Bonds	—	4,982,252	—	4,982,252
Mortgages - Other	—	89,636,117	—	89,636,117
Total Fixed Income Securities	—	249,163,011	—	249,163,011
Short-Term Investments
U.S. Treasury Securities	—	25,188,503	—	25,188,503
Investment Company	7,287,314	—	—	7,287,314
Total Short-Term Investments	7,287,314	25,188,503	—	32,475,817
Foreign Currency Forward Exchange Contracts	—	115,295	—	115,295
Total Assets	7,287,314	274,466,809	—	281,754,123
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(167,745)	—	(167,745)
Futures Contracts	(1,850,208)	—	—	(1,850,208)
Total Liabilities	(1,850,208)	(167,745)	—	(2,017,953)
Total	$5,437,106	$274,299,064	$—	$279,736,170
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.